OTHER LIABILITIES - Classification (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts payable and other liabilities [abstract]
Liabilities to be canceled within twelve months	$ 7,705,817	$ 6,110,472
Liabilities to be canceled after twelve months	3,839,939	3,667,391
Total other liabilities	$ 11,545,756	$ 9,777,863